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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

REGISTRATION NO.
811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
c/o Miles Capital

1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

 (NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger, Esq.	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	CLINE, WILLIAMS, WRIGHT,
1415 28th STREET, SUITE 200	JOHNSON & OLDFATHER
WEST DES MOINES, IOWA 50266	1900 U.S. BANK BUILDING,
233 S.13TST
LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 03/31/2013

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS

IPAIT - Iowa Public Agency Investment Trust Div		3/31/2013

Principal	Description	Amortized Cost

Govt & Agency Sec
12,000,000.00	FFCB Var (Prime)	12,000,233.82
	0.300% Due 04/11/13
	31331KGY0
8,000,000.00	FNMA	8,012,039.83
	1.750% Due 05/07/13
	31398AJ94
20,000,000.00	FHLB	20,005,964.54
	0.350% Due 06/07/13
	313376LS2
10,000,000.00	FHLMC Var (1ML-5)	10,000,006.52
	Var Due 06/17/13
	3134G2MJ8
11,000,000.00	FHLB	11,005,593.02
	0.400% Due 06/21/13
	313376KS3
9,538,000.00	FNMA	9,577,642.13
	1.250% Due 08/20/13
	31398AX31
16,485,000.00	FHLB	16,757,029.92
	4.000% Due 09/06/13
	3133XRX88
15,000,000.00	FHLB	15,282,264.96
	3.625% Due 10/18/13
	3133XSAE8
6,000,000.00	FFCB Var (6ML-16)	6,000,000.00
	Var Due 11/18/13
	31331KLL2
18,925,000.00	FHLB	18,922,894.62
	0.140% Due 11/19/13
	313382BL6
9,500,000.00	FHLB	9,507,049.36
	0.260% Due 01/23/14
	3133805Q6
13,000,000.00	FFCB Var (6ML-37)	13,000,000.00
	Var Due 02/10/14
	3133EADB1
3,000,000.00	FFCB Var (1ML+2)	3,000,966.76
	Var Due 02/24/14
	31331KWE6
3,600,000.00	FFCB Var (Prime)	3,606,088.93
	0.400% Due 03/06/14
	31331K2F6
11,750,000.00	FFCB Var (Prime)	11,752,306.41
	0.210% Due 03/26/14
	3133EC4T8
8,415,000.00	FFCB Var (1ML-4)	8,414,529.00
	Var Due 05/12/14
	31331K5Z9
9,100,000.00	FFCB Var (Prime)	9,102,221.62
	0.250% Due 06/11/14
	3133EATL2
19,200,000.00	FNMA Var (Prime)	19,245,305.48
	0.360% Due 06/23/14
	3135G0BQ5

204,513,000.00	TOTAL Govt & Agency Sec	205,192,136.92

Repurchase Agreement
119,074,000.00	Merrill Lynch Repo	119,074,000.00
	0.14% due 4/ 1/13
140,000,000.00	Wells Fargo Repo	140,000,000.00
	0.15% due 4/ 1/13
259,074,000.00	TOTAL Repurchase Agreement	259,074,000.00

Short-Term Invest
245,000.00	Boone Bank & Trust	245,000.00
	33552 - 0.150%
245,000.00	Cent S Bk-St Cen IP	245,000.00
	10903 - 1.000%
245,000.00	Citizens St Bk-Pocah	245,000.00
	26720 - 0.400%
246,186.69	Comm Svgs-Manchester	246,186.69
	14633 - 0.520%
247,640.06	Comm Bank of Oelwein	247,640.06
	34857 - 0.600%
245,000.00	FNB-Sioux Center	245,000.00
	04503 - 0.450%
2,250,000.00	Northwest Bk Spencer	2,250,000.00
	32647 - 0.400%
1,000,000.00	Treynor State Bank	1,000,000.00
	14812 - 0.500%
3,068.81	Wells Fargo PF Dep	3,068.81
	03511 - 0.135%
25,705,623.60	Wells Fargo Savings	25,705,623.60
	03511 - 0.150%
3,000,000.00	American State-SC CD	3,000,000.00
	00228 0.25% 04/25/13
1,000,000.00	Peoples Bk-Rock V CD	1,000,000.00
	03809 0.47% 04/25/13
1,500,000.00	CDARS Treynor St Bk	1,500,000.00
	0.350% Due 12/05/13
1,000,000.00	CDARS Treynor St Bk	1,000,000.00
	0.350% Due 12/12/13
5,050,111.60	CDARS Treynor St Bk	5,050,111.60
	0.350% Due 12/26/13
1,012,067.43	Maquoketa St Bk CD	1,012,067.43
	17903 0.45% 01/20/14
246,599.47	City State Bank CD	246,599.47
	16438 0.55% 01/27/14
2,013,067.51	Freedom Financial CD	2,013,067.51
	35031 0.50% 02/07/14
1,500,000.00	American State-SC CD	1,500,000.00
	00228 0.30% 03/11/14
1,003,018.34	Northwest Bank CD	1,003,018.34
	32647 0.25% 03/21/14
2,005,768.22	Northwest Bank CD	2,005,768.22
	32647 0.25% 03/22/14
246,572.92	Great Western Bk CD	246,572.92
	15289 0.25% 03/26/14

50,009,724.65	TOTAL Short-Term Invest	50,009,724.65

513,596,724.65	TOTAL PORTFOLIO	514,275,861.57

ITEM 2.  CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF MAY 15, 2013, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT’S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

(A) CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Craig Hall, Chair and Trustee

Date: May 15, 2013

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

By

David W. Miles, Chief Executive Officer, May 15, 2013

By

Amy M. Mitchell, Chief Financial Officer, May 15, 2013